CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues
Net revenues	¥ 577,974	$ 82,649	¥ 513,622	¥ 441,270
Cost of revenues	(242,992)	(34,747)	(155,590)	(147,581)
Gross profit	334,982	47,902	358,032	293,689
Operating expenses
Research and product development	(58,979)	(8,434)	(52,682)	(56,974)
Sales and marketing	(193,884)	(27,725)	(180,321)	(117,706)
General and administrative	(71,848)	(10,274)	(87,657)	(113,221)
Impairment of goodwill | ¥				(114,661)
Other operating income	964	138	25,888	7,009
Total operating expenses	(323,747)	(46,295)	(294,772)	(395,553)
(Loss)/income from operations	11,235	1,607	63,260	(101,864)
Interest and investment income, net	25,769	3,685	19,866	5,689
Interest expense	(2,022)	(289)	(3,320)	(3,525)
Foreign exchange losses, net	(3,827)	(547)	(6,837)	(6,483)
Other income/(losses), net	(652)	(93)	10,081	7,107
(Loss)/income before income tax expense	30,503	4,363	83,050	(99,076)
Income tax expense	(1,425)	(204)	(837)	(1,441)
Equity in (loss)/income of affiliates	579	83	1,486	(580)
Net (loss)/income	29,657	4,242	83,699	(101,097)
Net (loss)/income attributable to noncontrolling interests	(1,468)	(210)	6,525	(1,806)
Net (loss)/income attributable to Tuniu Corporation	31,125	4,452	77,174	(99,291)
Net (loss)/income	29,657	4,242	83,699	(101,097)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	(6,013)	(860)	8,044	6,435
Comprehensive (loss)/income	23,644	3,382	91,743	(94,662)
Comprehensive (loss)/income attributable to noncontrolling interests	(1,468)	(210)	6,525	(1,806)
Comprehensive (loss)/income attributable to Tuniu Corporation	¥ 25,112	$ 3,592	¥ 85,218	¥ (92,856)
(Loss)/income per share
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic (in $ or RMB per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.21	¥ (0.27)
Net (loss)/income per share - Diluted (in $ or RMB per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.21	¥ (0.27)
Weighted average number of ordinary shares used in computing basic (loss)/income per share	340,747,065	340,747,065	361,482,355	371,453,164
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	342,960,072	342,960,072	363,718,947	371,453,164
Packaged tours
Revenues
Net revenues	¥ 493,481	$ 70,567	¥ 407,462	¥ 333,357
Others
Revenues
Net revenues	¥ 84,493	$ 12,082	¥ 106,160	¥ 107,913
ADS
(Loss)/income per share
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic (in $ or RMB per share) | (per share)	¥ 0.27	$ 0.03	¥ 0.63	¥ (0.81)
Net (loss)/income per share - Diluted (in $ or RMB per share) | (per share)	¥ 0.27	$ 0.03	¥ 0.63	¥ (0.81)
Weighted average number of ordinary shares used in computing basic (loss)/income per share	113,582,355	113,582,355	120,494,118	123,817,721
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	114,320,024	114,320,024	121,239,649	123,817,721